RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS	RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS
Certain Plan assets are managed by Vanguard Fiduciary Trust Co. ("Vanguard") as the trustee of the Plan. Vanguard provides certain administrative services to the Plan pursuant to a Master Plan Services Agreement between the Company and Vanguard. Vanguard receives revenue from mutual fund service providers for services Vanguard provides to the funds. This revenue is used to offset certain amounts owed to Vanguard for its administrative services to the Plan. Prior to January 2, 2011, the Plan sponsor issued the shares of the Company's common stock. As of December 31, 2025 and 2024, the Plan held 133,813 and 139,690 shares, respectively, of the Company’s Common Stock, in the Company Stock Fund, with a market value per share of $45.56 and $46.66, respectively. Therefore, transactions in these investments qualify as party-in-interest transactions. These party-in-interest transactions are exempt from the prohibited transaction rules of ERISA.